PROPOSED REVERSE STOCK SPLIT	9 Months Ended
Sep. 30, 2011
PROPOSED REVERSE STOCK SPLIT
19.	PROPOSED REVERSE STOCK SPLIT

On June 30, 2011, the Company held a special meeting of stockholders.  At the meeting, the stockholders approved, among other things, separate amendments to the certificate of incorporation that would effect a reverse split of the Company’s common stock within a range of 1:2 to 1:10, and authorized the Company’s board of directors to determine the ratio at which the reverse split will be effected by filing the appropriate amendment to the certificate of incorporation.  The purpose of the proposed reverse split is to increase the price per share of the Company’s common stock in order to exceed the minimum price per share required to secure a listing on a national securities exchange. On July 1, 2011, the Company filed with the SEC a Registration Statement on Form S-1 for an underwritten public offering of its common stock with proceeds of up to $15,000,000, excluding the underwriters over-allotment. The Company has applied for listing on the NASDAQ Capital Market under the symbol "NVLT" in connection with the proposed underwritten offering.  An amendment to the registration statement has been filed to reduce the amount of the offering. The Company does not expect to obtain the NASDAQ listing or effect the reverse split in connection with the offering.